Securities - Net Securities Gains (Losses) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Securities [Abstract]
Realized gross gains	$ 47	$ 86	$ 90
Realized gross losses	(40)	(4)	(2)
Recognized gross impairments	(4)	(7)	(5)
Net securities gains	$ 3	$ 75	$ 83